Document and Entity Information	May 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828161
Document Type	8-K
Document Period End Date	May 01, 2025
Entity Registrant Name	FTC Solar, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40350
Entity Tax Identification Number	81-4816270
Entity Address, Address Line One	9020 N Capital of Texas Hwy
Entity Address, Address Line Two	Suite I-260
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	(737)
Local Phone Number	787-7960
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	FTCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false